Insurance Contract Liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Insurance Contract Liabilities
Schedule of insurance contract liabilities

	December 31, 2024			December 31, 2023
	PAA	GMM(1)	Total	PAA	GMM(1)	Total
Insurance contracts issued(2)	42,989.4	4,793.3	47,782.7	41,863.4	4,471.4	46,334.8
Assets for insurance acquisition cash flows	(176.8)	(3.7)	(180.5)	(160.0)	(3.4)	(163.4)
Insurance contract liabilities	42,812.6	4,789.6	47,602.2	41,703.4	4,468.0	46,171.4
(1)	Includes insurance contracts issued measured under the GMM within Global Insurers and Reinsurers of $941.4 (2023 – $396.9), International Insurers and Reinsurers of $303.0 (2023 -$356.3) and Life insurance and Run-off of $3,548.9 (2023 - $3,718.2). The increase within the Global Insurers and Reinsurers from 2023 principally related to Brit which recognized certain renewed business under the GMM. Insurance contracts issued under the GMM include a LRC of $3,104.5 (2023 - $3,122.6) and a LIC of $1,688.8 (2023 - $1,348.8).
(2)	Total at December 31, 2024 was comprised of LRC of $5,878.1 and LIC of $41,904.6 (December 31, 2023 - $6,757.1 and $39,577.7).

Schedule of insurance contracts issued, measured under the PAA by reporting segment and excluding intercompany balances

Insurance contracts issued, measured under the PAA by reporting segment and excluding intercompany balances, were as follows:

	Property and Casualty Insurance and Reinsurance										Life
	North American			Global Insurers			International Insurers				insurance
	Insurers			and Reinsurers			and Reinsurers			Total	and Run-off	Consolidated
	LRC	LIC	Total	LRC	LIC	Total	LRC	LIC	Total
2024
January 1	1,140.8	9,005.2	10,146.0	1,071.0	25,937.2	27,008.2	1,399.0	3,239.5	4,638.5	41,792.7	70.7	41,863.4
December 31	1,117.8	9,676.2	10,794.0	891.8	26,298.6	27,190.4	737.5	4,187.1	4,924.6	42,909.0	80.4	42,989.4

2023
January 1	1,065.4	7,972.4	9,037.8	449.2	24,283.9	24,733.1	386.3	2,332.6	2,718.9	36,489.8	59.7	36,549.5
December 31	1,140.8	9,005.2	10,146.0	1,071.0	25,937.2	27,008.2	1,399.0	3,239.5	4,638.5	41,792.7	70.7	41,863.4

Schedule of movements in insurance contracts issued

An analysis of the liability for remaining coverage and the liability for incurred claims for insurance contracts issued by the property and casualty insurance and reinsurance reporting segments measured under the PAA for the year ended December 31 were as follows:

Year ended December 31, 2024

	Property and Casualty Insurance and Reinsurance
	Liability for	Liability for incurred claims (LIC)
	remaining	Estimates of	Risk adjustment
	coverage	present value of	for non-financial
	(LRC)(1)	future cash flows	risk	Total
Balance - January 1	3,610.8	35,530.6	2,651.3	41,792.7

Changes in the consolidated statement of comprehensive income:
Insurance revenue(2)	(29,589.0)	—	—	(29,589.0)
Incurred claims and other insurance service expenses(2)(3)	119.5	18,406.2	1,051.9	19,577.6
Amortization of acquisition costs	5,124.9	—	—	5,124.9
Prior year reserve development and release of risk adjustment on prior year claims(4)	—	(232.8)	(846.0)	(1,078.8)
Insurance service expenses(2)	5,244.4	18,173.4	205.9	23,623.7
Net insurance result	(24,344.6)	18,173.4	205.9	(5,965.3)
Net finance expense (income) from insurance contracts(5)	(0.6)	1,634.6	—	1,634.0
Foreign exchange effects(6)	(127.3)	(625.6)	(53.9)	(806.8)
Total changes in the consolidated statement of comprehensive income	(24,472.5)	19,182.4	152.0	(5,138.1)
Cash flows:
Premiums received	29,692.6	—	—	29,692.6
Claims and other insurance service expenses paid, including investment components	—	(17,848.0)	—	(17,848.0)
Insurance acquisition cash flows	(5,569.1)	—	—	(5,569.1)
Changes in funds withheld	(78.3)	37.2	—	(41.1)
	24,045.2	(17,810.8)	—	6,234.4
Investment components and other	(436.4)	468.5	(12.1)	20.0
Balance - December 31	2,747.1	37,370.7	2,791.2	42,909.0
(1)	Includes loss components of $64.7 at January 1, 2024 and $184.6 at December 31, 2024.
(2)	Insurance contracts acquired on the acquisition of Gulf Insurance were primarily accounted for as if the company had entered into the contracts on the acquisition date of December 26, 2023, with the fair value of the contracts deemed as the premium received. Consequently, the fair value of the insurance contracts acquired, comprising claims in their settlement period and unearned premiums, are included within the LRC, except settled claims that remain unpaid, which are included within the LIC. Claims acquired in their settlement period and included within the LRC are released into insurance revenue based on the expected amount and timing of claims settlements, and the actual settlement of claims is included within incurred claims and other insurance service expenses. Unearned premiums are released into insurance revenue over the remaining coverage period. During 2024 Gulf Insurance contributed insurance revenue of $3,239.0, including $665.3 related to acquired contracts, and insurance service expenses of $2,920.6, including $713.2 related to acquired contracts. The effect of acquired contracts decreased the net insurance result by $47.9. Conversely, acquired contracts benefited the net reinsurance result by $54.1 as described in note 9.
(3)

Incurred claims and other insurance service expenses included within estimates of the present value of future cash flows is comprised of the Global Insurers and Reinsurers ($8,788.7), North American Insurers ($5,297.1) and International Insurers and Reinsurers ($4,320.4) reporting segments. The increase to $4,320.4 in 2024 from $1,779.7 in 2023 in the International Insurers and Reinsurers reporting segment principally related to the acquisition of Gulf Insurance on December 26, 2023, which contributed $2,482.1 in 2024, including the effects of acquired contracts described in footnote 2. Incurred claims and other insurance service expenses included within risk adjustment for non-financial risk is comprised of the Global Insurers and Reinsurers ($647.3), North American Insurers ($237.1) and International Insurers and Reinsurers ($167.5) reporting segments.

(4)

Reflects the release of risk adjustment for non-financial risk as claims are paid, comprised of the Global Insurers and Reinsurers ($630.2), North American Insurers ($156.5) and International Insurers and Reinsurers ($59.3) reporting segments. When claims are initially incurred, the risk adjustment is included within incurred claims and other insurance service expenses in the table above. Prior year reserve development included within estimates of present value of future cash flows, comprised favourable prior year reserve development in the Global Insurers and Reinsurers ($211.5) and International Insurers and Reinsurers ($149.6) reporting segments, partially offset by adverse prior year development in the North American Insurers ($128.3) reporting segment. The increase from 2023, primarily reflected increased favourable prior year reserve development on non-catastrophe and catastrophe losses in the Global Insurers and Reinsurers reporting segment.

(5)

Net finance expense from insurance contracts included within estimates of present value of future cash flows is comprised of the Global Insurers and Reinsurers ($992.6), North American Insurers ($389.3) and International Insurers and Reinsurers ($252.7) reporting segments. The decrease in net finance expense in 2024 from 2023 from insurance contracts primarily reflects the effects of increased average discount rates in 2024 on prior years' net losses on claims, which has the effect of reducing net finance expense, and decreased average discount rates on interest accretion resulting from the unwinding of the effect of discounting as claims progress toward settlement in the Global Insurers and Reinsurers reporting segment.

(6)	Foreign exchange effects included within the total primarily includes the strengthening of the U.S. dollar relative to the company's insurance contract liabilities denominated in foreign currencies, primarily the Canadian dollar, euro, Brazilian real and the British pound sterling within the Global Insurers and Reinsurers ($254.0), the North American Insurers ($220.7) and the International Insurers and Reinsurers ($150.9) reporting segments.

Year ended December 31, 2023

	Property and Casualty Insurance and Reinsurance
	Liability for	Liability for incurred claims (LIC)
	remaining	Estimates of	Risk adjustment
	coverage	present value of	for non-financial
	(LRC)(1)	future cash flows	risk	Total
Balance - January 1	1,900.9	32,108.9	2,480.0	36,489.8

Changes in the consolidated statement of comprehensive income:
Insurance revenue	(26,095.0)	—	—	(26,095.0)
Incurred claims and other insurance service expenses(2)	(81.2)	16,480.6	971.2	17,370.6
Amortization of acquisition costs	4,719.1	—	—	4,719.1
Prior year reserve development and release of risk adjustment on prior year claims(3)	—	(73.3)	(794.7)	(868.0)
Insurance service expenses	4,637.9	16,407.3	176.5	21,221.7
Net insurance result	(21,457.1)	16,407.3	176.5	(4,873.3)
Net finance expense from insurance contracts(4)	4.2	1,965.7	—	1,969.9
Foreign exchange effects	23.8	90.1	(28.1)	85.8
Total changes in the consolidated statement of comprehensive income	(21,429.1)	18,463.1	148.4	(2,817.6)
Cash flows:
Premiums received	27,191.2	—	—	27,191.2
Claims and other insurance service expenses paid, including investment components	—	(15,537.9)	—	(15,537.9)
Insurance acquisition cash flows	(5,196.6)	—	—	(5,196.6)
Changes in funds withheld	142.3	(21.8)	—	120.5
	22,136.9	(15,559.7)	—	6,577.2
Investment components and other	(170.4)	147.1	—	(23.3)
Contracts recognized on acquisition of subsidiary(5)	1,172.5	371.2	22.9	1,566.6
Balance - December 31	3,610.8	35,530.6	2,651.3	41,792.7
(1)	Includes loss components of $139.0 at January 1, 2023 and $64.7 at December 31, 2023.
(2)	Incurred claims and other insurance service expenses included within estimates of present value of future cash flows is comprised of the Global Insurers and Reinsurers ($9,596.8), North American Insurers ($5,104.1) and International Insurers and Reinsurers ($1,779.7) reporting segments. Incurred claims and other insurance service expenses included within risk adjustment for non-financial risk is comprised of the Global Insurers and Reinsurers ($677.1), North American Insurers ($191.1) and International Insurers and Reinsurers ($103.0) reporting segments.
(3)	Reflects the release of risk adjustment for non-financial risk as claims are paid, primarily at the Global Insurers and Reinsurers ($589.9) and the North American Insurers ($155.9) reporting segments. When claims are initially incurred, the risk adjustment is included within incurred claims and other insurance service expenses in the table above. Prior year reserve development included within estimates of present value of future cash flows comprised favourable prior year reserve development at the Global Insurers and Reinsurers reporting segment ($290.7), partially offset by adverse prior year reserve development at the International Insurers and Reinsurers ($167.2) and North American Insurers ($50.2) reporting segments.
(4)	Net finance expense from insurance contracts included within estimates of present value of future cash flows is comprised of the Global Insurers and Reinsurers ($1,401.4), North American Insurers ($407.6) and International Insurers and Reinsurers ($156.7) reporting segments.
(5)	Principally reflects contracts recognized on the acquisition of Gulf Insurance, as described in note 21, which were primarily accounted for as if the company had entered into the contracts on the acquisition date, with the fair value of the contracts deemed as the premium received. Consequently, acquired contracts in their settlement period are included within the LRC and their expected settlement period deemed as the coverage period.

Summary of primary yield curves used to discount cash flows of insurance contracts and reinsurance contract assets held

The table below set out the primary yield curves that were used to discount the cash flows of insurance contracts and reinsurance contract assets held for currencies in which the company’s insurance revenue is principally based.

	December 31, 2024				December 31, 2023
Currencies	1 year	5 years	10 years	15 years	1 year	5 years	10 years	15 years
United States dollar	4.64%	4.83%	5.17%	5.37%	5.00%	4.57%	4.70%	4.81%
Canadian dollar	3.36%	3.82%	4.43%	4.60%	5.28%	4.51%	4.37%	4.41%
Euro	2.38%	2.50%	2.91%	3.23%	3.38%	2.64%	2.86%	3.08%
British pound sterling	4.74%	4.68%	5.14%	5.51%	4.95%	3.93%	4.26%	4.60%

Schedule of estimates of undiscounted gross cumulative claims

Estimates of undiscounted gross cumulative claims

			Calendar year
	2017	2018	2019	2020	2021	2022	2023	2024
Property and casualty provision for outstanding losses and loss adjustment expenses at December 31	25,284.5	25,426.9	26,528.3	28,700.5	32,329.1	36,306.4	41,221.8	44,110.0
Cumulative payments as of:
One year later	6,917.3	7,191.0	7,018.7	6,986.7	8,410.7	10,341.7	11,386.6
Two years later	11,052.3	11,487.9	11,133.7	11,990.6	14,571.5	17,308.6
Three years later	13,928.6	14,318.9	14,702.8	16,410.5	19,487.3
Four years later	15,843.4	16,807.6	17,959.2	19,797.6
Five years later	17,528.7	19,121.9	20,332.7
Six years later	19,141.7	20,755.7
Seven years later	20,301.2

Reserves re-estimated as of:
One year later	24,131.2	25,256.3	26,259.1	28,119.8	31,640.8	36,470.5	40,421.4
Two years later	24,091.7	25,124.0	26,052.6	27,894.1	32,041.6	36,493.3
Three years later	23,949.9	25,132.6	25,961.4	28,468.4	32,525.5
Four years later	24,046.1	25,286.7	26,611.8	29,118.6
Five years later	24,202.6	25,851.6	27,152.9
Six years later	24,554.7	26,226.1
Seven years later	24,824.2

Favourable (adverse) development	460.3	(799.2)	(624.6)	(418.1)	(196.4)	(186.9)	800.4

Favourable (adverse) development comprised of:
Effect of foreign currency translation	555.9	307.3	410.5	399.5	338.8	250.1	390.0
Favourable (adverse) loss reserve development	(95.6)	(1,106.5)	(1,035.1)	(817.6)	(535.2)	(437.0)	410.4
	460.3	(799.2)	(624.6)	(418.1)	(196.4)	(186.9)	800.4

Reconciliation to the liability for incurred claims at the property and casualty insurance and reinsurance reporting segments
Property and casualty provision for outstanding losses and loss adjustment expenses as presented above								44,110.0
Effect of discounting								(6,652.8)
Risk adjustment for non-financial risk								3,364.9
Other(1)								227.2
Liability for incurred claims (PAA & GMM)								41,049.3
Less: Liability for incurred claims (GMM)								(887.4)
Liability for incurred claims (PAA)								40,161.9

Liability for incurred claims (PAA) as presented in the table above
Estimates of present value of future cash flows								37,370.7
Risk adjustment for non-financial risk								2,791.2
Liability for incurred claims (PAA)								40,161.9
(1)	Primarily includes settled losses payable and funds withheld, partially offset by reinstatement premiums payable.

Schedule of estimates of undiscounted net cumulative claims

Estimates of undiscounted net cumulative claims(1)

			Calendar year
	2017	2018	2019	2020	2021	2022	2023	2024
Property and casualty provision for outstanding losses and loss adjustment expenses at December 31	19,750.1	19,334.7	19,858.9	21,468.6	24,068.6	27,800.1	31,618.1	34,197.6
Cumulative payments as of:
One year later	5,297.4	5,407.0	5,339.8	5,426.1	6,415.3	7,791.6	8,508.8
Two years later	8,394.6	8,606.4	8,480.3	9,269.8	11,042.3	13,108.6
Three years later	10,562.7	10,719.0	11,216.3	12,456.8	14,770.8
Four years later	12,010.0	12,624.3	13,473.3	14,979.6
Five years later	13,291.3	14,142.2	15,227.4
Six years later	14,348.9	15,378.5
Seven years later	15,221.8

Reserves re-estimated as of:
One year later	18,642.9	19,052.8	19,587.2	21,233.4	23,808.7	27,534.6	30,843.5
Two years later	18,411.4	18,937.4	19,585.7	21,342.5	24,151.8	27,593.1
Three years later	18,275.8	19,052.3	19,845.5	21,728.2	24,570.4
Four years later	18,392.0	19,227.2	20,269.4	22,194.9
Five years later	18,589.3	19,589.3	20,657.3
Six years later	18,839.6	19,891.7
Seven years later	19,059.1

Favourable (adverse) development	691.0	(557.0)	(798.4)	(726.3)	(501.8)	207.0	774.6

Favourable (adverse) development comprised of:
Effect of foreign currency translation	231.2	67.5	173.2	207.5	260.9	117.6	336.6
Favourable (adverse) loss reserve development	459.8	(624.5)	(971.6)	(933.8)	(762.7)	89.4	438.0
	691.0	(557.0)	(798.4)	(726.3)	(501.8)	207.0	774.6

Reconciliation to the liability for incurred claims, net of reinsurance, at the property and casualty insurance and reinsurance reporting segments
Property and casualty provision for outstanding losses and loss adjustment expenses as presented above								34,197.6
Effect of discounting								(5,157.7)
Risk adjustment for non-financial risk								2,364.9
Other(2)								(663.1)
Liability for incurred claims, net of reinsurance (PAA & GMM)								30,741.7
Less: Liability for incurred claims, net of reinsurance (GMM)								(876.8)
Liability for incurred claims, net of reinsurance (PAA)								29,864.9

Liability for incurred claims, net of reinsurance (PAA) as presented in the preceding table and note 9						LIC (PAA)	AIC (PAA) (note 9)	LIC less AIC (PAA)
Estimates of present value of future cash flows						37,370.7	9,449.8	27,920.9
Risk adjustment for non-financial risk						2,791.2	847.2	1,944.0
Liability for incurred claims, net of reinsurance (PAA)						40,161.9	10,297.0	29,864.9
(1)	Net of asset for incurred claims for reinsurance contract assets held.
(2)	Primarily includes settled losses payable, net of reinsurance, partially offset by funds withheld and reclassification of certain retrospective contracts to the ARC.